SUBSEQUENT EVENTS (Details) - Subsequent Event - Galaxy Digital Holdings, LP - MW	Apr. 01, 2025	Mar. 31, 2025
Subsequent Event [Line Items]
Lessee, Operating Lease, Term of Contract		15 years
Lease agreement, nonmonetary amount	260	133